UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 6, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:      68,872,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
						                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

BANK UNITED LITIGATION RIGHTS  CS               065416117       83   927200 SH       SOLE                   927200
GOLDEN STATE BANCORP           CS               381197102    11026   304167 SH       SOLE                   304167
IMMUNEX CORP                   CS               452528102    30143  1349908 SH       SOLE                  1349908
IVEX PACKAGING                 CS               465855104     3520   154593 SH       SOLE                   154593
MCLEOD PREFERRED STOCK         CS               582266805     1410   402849 SH       SOLE                   402849
MCLEOD WARRANTS                WT               582266110      116   892672 SH       SOLE                   892672
SPRINT CORP                    CS               852061605     9780  1200000 SH       SOLE                  1200000
TRIGON HEALTHCARE              CS               89618L100    12794   127200 SH       SOLE                   127200
        						68,872